CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY - USD ($)	Total	Cumulative Effect, Period of Adoption, Adjustment [Member]	Additional Paid-in Capital	Retained Earnings	Retained Earnings Cumulative Effect, Period of Adoption, Adjustment [Member]	Common Stock	AOCI Attributable to Parent [Member]	Preferred Stock [Member]	Redeemable Common Shares	Share Based Awards	Total Mezzanine Equity	Redeemable Noncontrolling Interest	Redeemable Noncontrolling Interests [Member]	Series B Preferred Stock [Member]	Series B Preferred Stock [Member] Retained Earnings	Series B Preferred Stock [Member] Preferred Stock [Member]	Series B Preferred Stock [Member] Total Mezzanine Equity	Series C Preferred Stock [Member]	Series C Preferred Stock [Member] Retained Earnings	Series C Preferred Stock [Member] Preferred Stock [Member]	Series C Preferred Stock [Member] Total Mezzanine Equity	Common Shares [Member] Redeemable Common Shares	Common Shares [Member] Total Mezzanine Equity	Series A Preferred Stock [Member]	Series A Preferred Stock [Member] Retained Earnings	Apex Technology Acquisition Corp [Member]	Apex Technology Acquisition Corp [Member] Additional Paid-in Capital	Apex Technology Acquisition Corp [Member] Retained Earnings	Apex Technology Acquisition Corp [Member] Class A Common Stock	Apex Technology Acquisition Corp [Member] Class B Common Stock
Beginning Balance at Dec. 31, 2017	$ (140,424,000)		$ 8,748,000	$ (150,341,000)		$ 9,000	$ 1,160,000
Temporary Equity Beginning Balance at Dec. 31, 2017								$ 108,958,000		$ 453,000	$ 109,411,000
Beginning Balance, shares at Dec. 31, 2017						8,438,231
Reclassification of share-based awards to temporary equity	(321,000)		(321,000)
Temporary Equity Beginning Balance, shares at Dec. 31, 2017								6,734,150
Reclassification of share-based awards to temporary equity										321,000	321,000
Proceeds from exercise of options	$ 97,000		97,000			$ 0
Proceeds from exercise of options, shares	57,351					57,351
Stock-based compensation expense	$ 1,720,000		1,720,000
Ending Balance at Dec. 31, 2018								$ 108,958,000		774,000	109,732,000
Foreign currency translation adjustment	67,000						67,000
Net income (loss)	(3,948,000)			(3,948,000)
Foreign currency translation adjustment	67,000
Ending Balance, shares at Dec. 31, 2018								6,734,150
Ending Balance at Dec. 31, 2018	(142,809,000)	$ 47,975,000	10,244,000	(154,289,000)	$ 47,975,000	$ 9,000	1,227,000
Ending Balance, shares at Dec. 31, 2018						8,495,582
Reclassification of share-based awards to temporary equity	(517,000)		(517,000)
Reclassification of share-based awards to temporary equity										517,000	517,000
Redemption of Preferred Stock														$ (81,018)	$ (81,018)									$ (8,030)	$ (8,030)
Reclassification of redemption value of common shares to temporary equity									$ 10,684,000		10,684,000
Proceeds from the issuance of Series C Preferred stock	(150,000,000)							$ 150,000,000			150,000,000
Proceeds from exercise of options	88,000		88,000			$ 0
Proceeds from the issuance of Series C Preferred stock, shares								4,832,409
Options reclassified from permanent equity to liability	(2,203,000)		(2,203,000)
Issuance of Class B common stock to Sponsor	$ 33,670,000		33,669,000			$ 1,000
Proceeds from exercise of options, shares	52,000					52,000
Preferred stock issuance costs	$ 4,770,000							$ (4,770,000)			(4,770,000)
Issuance of Class B common stock to Sponsor						1,155,249
Stock-based compensation expense	3,094,000		3,094,000
Redemption of Series A Preferred Stock								$ (9,258,000)			(9,258,000)
Redemption of Series A Preferred Stock, shares								(671,333)
Redemption of Series B Preferred Stock								$ (80,695,000)			(80,695,000)
Redemption of Series B Preferred Stock, shares								(5,016,874)
Reclassification of redemption value of common shares to temporary equity	10,684,000		10,684,000											2,099,000	2,099,000			$ (5,112,000)	$ (5,112,000)
Deemed dividend on extinguishment of Series B preferred stock								$ 15,408,000			15,408,000							(15,408,000)	(15,408,000)
Remeasurement of redemption value of Series B preferred stock								(2,099,000)			(2,099,000)
Remeasurement of redemption value of Series C preferred stock								5,112,000			5,112,000
Ending Balance at Dec. 31, 2019	182,656,000							182,656,000	10,684,000	1,291,000	194,631,000							$ 150,342,000
Temporary Equity Ending Balance at Dec. 31, 2019	194,631,000							$ 182,656,000	10,684,000	1,291,000	194,631,000
Net income (loss)	(20,174,000)			(20,174,000)
Foreign currency translation adjustment	$ 347,000						347,000
Ending Balance, shares at Dec. 31, 2019	5,878,352							5,878,352										4,832,409
Ending Balance at Dec. 31, 2019	$ (198,682,000)		33,691,000	(233,957,000)		$ 10,000	1,574,000																			$ 5,000,008	$ 2,033,317	$ 2,965,368	$ 448	$ 875
Ending Balance, shares at Dec. 31, 2019						9,702,831																							4,482,779	8,750,000
Beginning Balance at Apr. 04, 2019																										0	0	0	$ 0	$ 0
Beginning Balance, shares at Apr. 04, 2019																													0
Forfeiture of Class B common stock																											2			(2)
Issuance of Class B common stock to Sponsor																										25,000	24,123			$ 877
Forfeiture of Class B common stock, shares																														(18,750)
Issuance of Class B common stock to Sponsor																														8,786,750
Sale of 810,000 Private Placement Units, net of the fair value of the Private Placement Warrants																										7,375,050	7,374,969		$ 81
Issuance of common shares in exchange for issuance cost																										307,906,800	307,903,300		$ 3,500
Sale of 810,000 Private Placement Units, net of the fair value of the Private Placement Warrants, shares																													810,000
Issuance of common shares in exchange for issuance cost, shares																													35,000,000
Common stock subject to possible redemption																										(313,272,210)	(313,269,077)		$ (3,133)
Ending Balance at Dec. 31, 2019	182,656,000							$ 182,656,000	10,684,000	1,291,000	194,631,000							$ 150,342,000
Common stock subject to possible redemption, shares																													(31,327,221)
Temporary Equity Ending Balance at Dec. 31, 2019	$ 194,631,000							$ 182,656,000	10,684,000	1,291,000	194,631,000
Net income (loss)																										2,965,368		2,965,368
Ending Balance, shares at Dec. 31, 2019	5,878,352							5,878,352										4,832,409
Ending Balance at Dec. 31, 2019	$ (198,682,000)		33,691,000	(233,957,000)		$ 10,000	1,574,000																			5,000,008	2,033,317	2,965,368	$ 448	$ 875
Ending Balance, shares at Dec. 31, 2019						9,702,831																							4,482,779	8,750,000
Reclassification of share-based awards to temporary equity	102,000		102,000
Reclassification of share-based awards to temporary equity										(102,000)	(102,000)
Remeasurement of redemption value																$ 1,363,000	$ 1,363,000			$ 6,372,000	$ 6,372,000	$ (1,017,000)	$ (1,017,000)
Reclassification of redemption value of common shares to temporary equity	1,017,000			1,017,000
Issuance of Class B common stock to Sponsor																										(5,109,690)	(2,033,317)	(3,076,322)	$ (51)
Issuance of Class B common stock to Sponsor																													510,969
Stock-based compensation expense	479,000		479,000
Reclassification of redemption value of common shares to temporary equity														(1,363,000)	(1,363,000)			$ (6,372,000)	(6,372,000)
Ending Balance at Mar. 31, 2020								$ 190,391,000	9,667,000	1,189,000	201,247,000
Net income (loss)	(729,000)			(729,000)																						5,109,685		5,109,685
Foreign currency translation adjustment	77,000						77,000
Ending Balance, shares at Mar. 31, 2020								5,878,352
Ending Balance at Mar. 31, 2020	(205,471,000)		34,272,000	(241,404,000)		$ 10,000	1,651,000																			5,000,004		4,998,731	$ 397	$ 875
Ending Balance, shares at Mar. 31, 2020						9,702,831																							3,971,810	8,750,000
Beginning Balance at Dec. 31, 2019	(198,682,000)		33,691,000	(233,957,000)		$ 10,000	1,574,000																			5,000,008	2,033,317	2,965,368	$ 448	$ 875
Temporary Equity Beginning Balance at Dec. 31, 2019	182,656,000							$ 182,656,000	10,684,000	1,291,000	194,631,000							$ 150,342,000
Temporary Equity Beginning Balance at Dec. 31, 2019	194,631,000							$ 182,656,000	10,684,000	1,291,000	194,631,000
Change in value of Class A common stock subject to possible redemption																										60,723,030	60,722,422		$ 608
Beginning Balance, shares at Dec. 31, 2019						9,702,831																							4,482,779	8,750,000
Change in value of Class A common stock subject to possible redemption, shares																													6,072,303
Reclassification of share-based awards to temporary equity	$ (198,000)		(198,000)
Temporary Equity Beginning Balance, shares at Dec. 31, 2019	5,878,352							5,878,352										4,832,409
Reclassification of share-based awards to temporary equity										198,000	198,000
Remeasurement of redemption value																(72,000)	(72,000)			33,048,000	33,048,000	14,390,000	14,390,000
Redemption of Preferred Stock, shraes																$ (32,242,000)	$ (32,242,000)
Redemption of Preferred Stock														(1,470)	(1,470)
Redemption of Preferred Stock, shraes																(1,045,943)
Proceeds from exercise of options	$ 612,000		612,000			$ 0
Issuance of Class B common stock to Sponsor	$ 58,770,000		58,769,000			$ 1,000
Proceeds from exercise of options, shares	81,447					87,361
Preferred stock issuance costs	$ 101,000
Issuance of Class B common stock to Sponsor						1,378,259
Stock-based compensation expense	3,277,000		3,277,000
Settlement of restricted stock issued in exchange of non-recourse promissory note	4,640,000		4,639,000			$ 1,000
Settlement of restricted stock issued in exchange of non-recourse promissory note, shraes						300,000
Reclassification of redemption value of common shares to temporary equity	14,390,000			14,390,000										$ 72,000	$ 72,000			$ (33,048,000)	(33,048,000)
Issuance of common shares in exchange for issuance cost	2,407,000		2,407,000			$ 0
Issuance of common shares in exchange for issuance cost, shares						45,000
Common stock issuance costs	(2,509,000)		(2,509,000)
Ending Balance at Dec. 31, 2020	183,390,000																	$ 183,390,000
Net income attributable to noncontrolling interest	(27,000)
Temporary Equity Ending Balance at Dec. 31, 2020	213,014,000							$ 183,390,000	25,074,000	1,489,000	213,014,000	$ 3,061,000	$ 3,061,000
Issuance of redeemable noncontrolling interest in EduTech	4,471,000		4,471,000								3,034,000		$ 3,034,000
Net income (loss)	(16,969,000)			(16,969,000)																						(60,723,035)		(60,723,035)
Net income (loss) attributable to redeemable noncontrolling interest	(27,000)			(27,000)
Foreign currency translation adjustment	$ 217,000						217,000
Ending Balance, shares at Dec. 31, 2020	4,832,409							4,832,409										4,832,409
Ending Balance at Dec. 31, 2020	$ (192,827,000)		105,159,000	(299,789,000)		$ 12,000	1,791,000																			5,000,003	62,755,739	(57,757,667)	$ 1,056	$ 875
Ending Balance, shares at Dec. 31, 2020						11,513,451																							10,555,082	8,750,000
Reclassification of share-based awards to temporary equity	(102,000)		(102,000)
Reclassification of share-based awards to temporary equity										102,000	102,000
Remeasurement of redemption value																				$ 8,794,000	$ 8,794,000	$ (183,000)	$ (183,000)
Reclassification of redemption value of common shares to temporary equity	183,000			183,000
Proceeds from exercise of options	$ 1,125,000		1,125,000			$ 0
Proceeds from exercise of options, shares	126,730					126,730
Stock-based compensation expense	$ 2,275,000		2,275,000
Reclassification of redemption value of common shares to temporary equity																		$ (8,794,000)	$ (8,794,000)
Common stock subject to possible redemption																										(28,311,610)	(28,311,326)		$ (284)
Ending Balance at Mar. 31, 2021	192,184,000
Common stock subject to possible redemption, shares																													(2,831,161)
Net income attributable to noncontrolling interest	(397,000)										397,000	397,000
Temporary Equity Ending Balance at Mar. 31, 2021	222,362,000							$ 192,184,000	$ 24,891,000	$ 1,591,000	222,362,000	3,696,000
Issuance of redeemable noncontrolling interest in EduTech	515,000		515,000								$ 238,000	238,000
Net income (loss)	(4,942,000)			(4,942,000)																						28,311,612		28,311,612
Net income (loss) attributable to redeemable noncontrolling interest	(397,000)			(397,000)								$ (178,000)
Foreign currency translation adjustment	$ (243,000)						(243,000)
Ending Balance, shares at Mar. 31, 2021	4,832,409							4,832,409										4,832,409
Ending Balance at Mar. 31, 2021	$ (203,207,000)		$ 108,972,000	$ (313,739,000)		$ 12,000	$ 1,548,000																			$ 5,000,005	$ 34,444,413	$ (29,446,055)	$ 772	$ 875
Ending Balance, shares at Mar. 31, 2021						11,640,181																							7,723,921	8,750,000